Euclidean Fundamental Value ETF
Schedule of Investments
December 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Apparel Retail - 1.9%
Buckle, Inc.	68,697	$3,264,481

Automobile Manufacturers - 1.5%
Winnebago Industries, Inc.	35,620	2,595,986

Automotive Retail - 2.6%
AutoNation, Inc.(a)	13,504	2,028,031
Group 1 Automotive, Inc.	7,808	2,379,410
		4,407,441

Broadcasting - 2.0%
Fox Corp. - Class A	55,315	1,641,196
TEGNA, Inc.	108,943	1,666,828
		3,308,024

Broadline Retail - 1.8%
Dillard's, Inc. - Class A(b)	7,597	3,066,529

Building Products - 8.3%
Builders FirstSource, Inc.(a)	18,243	3,045,487
Insteel Industries, Inc.	71,805	2,749,413
Owens Corning	17,529	2,598,324
Quanex Building Products Corp.	84,279	2,576,409
Tecnoglass, Inc.	68,697	3,140,139
		14,109,772

Cargo Ground Transportation - 1.3%
ArcBest Corp.	18,616	2,237,829

Commercial Printing - 1.4%
Ennis, Inc.	108,006	2,366,411

Commodity Chemicals - 2.4%
Olin Corp.	33,560	1,810,562
Westlake Corp.	16,650	2,330,334
		4,140,896

Construction Machinery & Heavy Transportation Equipment - 1.4%
Allison Transmission Holdings, Inc.	40,673	2,365,135

Euclidean Fundamental Value ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

	Shares	Value
Education Services - 1.6%
Perdoceo Education Corp.	152,663	$2,680,762

Electrical Components & Equipment - 4.6%
Atkore, Inc.(a)	17,408	2,785,280
Encore Wire Corp.	14,502	3,097,627
Preformed Line Products Co.	13,830	1,851,284
		7,734,191

Electronic Components - 1.4%
Vishay Intertechnology, Inc.	96,843	2,321,327

Electronic Manufacturing Services - 1.0%
Sanmina Corp.(a)	32,748	1,682,265

Fertilizers & Agricultural Chemicals - 2.4%
CF Industries Holdings, Inc.	29,865	2,374,268
Mosaic Co.	45,711	1,633,254
		4,007,522

Food Retail - 1.2%
Ingles Markets, Inc. - Class A	23,557	2,034,618

Forest Products - 1.4%
Louisiana-Pacific Corp.	33,787	2,393,133

Home Furnishings - 1.4%
Ethan Allen Interiors, Inc.	74,614	2,381,679

Homebuilding - 15.4%
Cavco Industries, Inc.(a)	7,126	2,470,014
DR Horton, Inc.	21,056	3,200,091
Lennar Corp. - Class A	20,735	3,090,344
Meritage Homes Corp.	18,658	3,250,225
NVR, Inc.(a)	381	2,667,171
PulteGroup, Inc.	30,919	3,191,459
Skyline Champion Corp.(a)	31,988	2,375,429
Taylor Morrison Home Corp.(a)	52,741	2,813,732
Toll Brothers, Inc.	30,414	3,126,255
		26,184,720

Euclidean Fundamental Value ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

	Shares	Value
Human Resource & Employment Services - 3.2%
Heidrick & Struggles International, Inc.	100,337	$2,962,952
Korn Ferry	42,427	2,518,042
		5,480,994

Industrial Machinery & Supplies & Components - 1.9%
Mueller Industries, Inc.	66,588	3,139,624

Integrated Oil & Gas - 1.1%
Occidental Petroleum Corp.	31,831	1,900,629

Leisure Products - 3.7%
Malibu Boats, Inc. - Class A(a)	39,842	2,184,138
MasterCraft Boat Holdings, Inc.(a)	79,733	1,805,155
Vista Outdoor, Inc.(a)	78,099	2,309,388
		6,298,681

Marine Transportation - 3.2%
Genco Shipping & Trading Ltd.	133,440	2,213,770
Matson, Inc.	29,848	3,271,341
		5,485,111

Oil & Gas Exploration & Production - 7.7%
APA Corp.	55,923	2,006,517
Civitas Resources, Inc.	28,949	1,979,533
Comstock Resources, Inc.	201,195	1,780,576
Ovintiv, Inc.	51,076	2,243,258
SM Energy Co.	64,057	2,480,287
Southwestern Energy Co.(a)	388,536	2,544,910
		13,035,081

Oil & Gas Refining & Marketing - 3.8%
HF Sinclair Corp.	39,795	2,211,409
PBF Energy, Inc. - Class A	48,113	2,115,047
Valero Energy Corp.	16,738	2,175,940
		6,502,396

Packaged Foods & Meats - 1.8%
Cal-Maine Foods, Inc.	51,648	2,964,079

Pharmaceuticals - 0.6%
Pfizer, Inc.	32,623	939,216

Euclidean Fundamental Value ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

	Shares	Value
Research & Consulting Services - 1.0%
Resources Connection, Inc.	114,200	$1,618,214

Semiconductor Materials & Equipment - 2.2%
Photronics, Inc.(a)	120,727	3,787,206

Steel - 11.5%
Alpha Metallurgical Resources, Inc.	11,376	3,855,554
Arch Resources, Inc.	16,257	2,697,687
Nucor Corp.	16,079	2,798,389
Steel Dynamics, Inc.	24,651	2,911,283
United States Steel Corp.	80,325	3,907,811
Warrior Met Coal, Inc.	54,797	3,340,973
		19,511,697

Technology Distributors - 1.0%
Arrow Electronics, Inc.(a)	14,260	1,743,285

Trading Companies & Distributors - 2.0%
Boise Cascade Co.	25,515	3,300,620
TOTAL COMMON STOCKS (Cost $134,500,652)		168,989,554

SHORT-TERM INVESTMENTS - 1.2%
Investments Purchased with Proceeds from Securities Lending - 0.9%
First American Government Obligations Fund - Class X, 5.30%(c)	1,518,834	1,518,834

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.30%(c)	442,647	442,647
TOTAL SHORT-TERM INVESTMENTS (Cost $1,961,481)		1,961,481

TOTAL INVESTMENTS - 100.9% (Cost $136,462,133)		$17,095,103
Liabilities in Excess of Other Assets - (0.9)%		(1,429,718)
TOTAL NET ASSETS - 100.0%		$169,521,317

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $1,462,020 which represented 0.9% of net assets.
(c)	The rate shown represents the 7-day effective yield as of December 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

EUCLIDEAN FUNDAMENTAL VALUE ETF

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EUCLIDEAN FUNDAMENTAL VALUE ETF

The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Investments*:
Common Stocks	$168,989,554	$—	$—	$168,989,554
Investments Purchased with Proceeds from Securities Lending	1,518,834	—	—	1,518,834
Money Market Funds	442,647	—	—	442,647
Total Investments	$170,951,035	$—	$—	$170,951,035

Refer to the Schedule of Investments for industry classifications.

During the fiscal period ended December 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.